| (Small Cap Equity Fund)

John Hancock Investment Trust II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Small Cap Equity Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund's advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading "Fees and expenses—Annual fund operating expenses" in the "Fund summary" section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Equity Fund)		Class R6
Management fee		0.70%
Other expenses		0.15%
Total annual fund operating expenses		0.85%
Contractual expense reimbursement	[1]	(0.03%)
Total annual fund operating expenses after expense reimbursements		0.82%
[1]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:
Expense Example (Small Cap Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	84	268	468	1,064